ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a. Background

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (the “Company”), its subsidiaries and variable interest entities (“VIEs”) for which the Company or its subsidiaries are the primary beneficiaries. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Company was incorporated in the Cayman Islands on June 26, 2007. Pursuant to a group reorganization in February 2005 and a share exchange agreement in July 2007, the Company became the ultimate parent company of the Group.

In 2008 and 2009, the Group entered into 24 acquisitions, 23 of which are accounted for as business combinations. The other one is an acquisition of operating rights for a fixed period of time, which is accounted for as a prepaid operating lease. The 23 acquisitions involved the Group obtaining control of one or more existing businesses in exchange for cash and/or common stock. Therefore, the Group accounts for them as business combinations using the purchase method of accounting.

On August 5, 2010, the Company and certain selling shareholders of the Company (the “Selling Shareholders”) completed its initial public offering of 10,677,207 American Depositary Shares (“ADSs”) at US$10.0 per ADS. Each ADS comprises two Class A ordinary shares of the Company. Immediately prior to the completion of the initial public offering (“IPO”), all of the Company’s then outstanding preferred shares automatically converted into an equal number of ordinary shares; and all the 196,731 Series B warrants were exercised at US$0.75 per share to purchase 590,193 ordinary shares on a 1 for 3 share exchange basis. The fair value of the exercised warrants was approximately US$362,922.

In 2011, the Group completed 7 acquisitions, all of which are accounted for as business combinations using the purchase method of accounting. The 7 acquisitions involved the Group obtaining control of one or more existing businesses in exchange for cash.

In December 2011, the Company disposed of 5 legal entities, being Xi’an Dragon Continuation School (“Xi’anTutoring”), Shandong North Resource Information Technology Co., Ltd. and Jinan Prosperous Resource Technology Co., Ltd. (a sub-group of the same business and together referred to as the “Shandong Software Companies”), Guangzhou Modern Olympic Training School (“Guangzhou HP Tutoring”), and Tianjin Yimatong Technology Development Co., Ltd. (“Tianjin Holding”) (together the disposed entities are referred to as the “4 Disposed Businesses”). Please refer to Note 24 (a) for details.

In December 2011, the Company signed an agreement to sell 3 legal entities, being Beijing Century College and its 100% owned Beijing Siwa Century Facility Management Co. (together “Beijing Century College Group”) and Beijing 21st Century International School (“21st School”) to Xihua Investment Group (“Xihua Group”). As of December 31, 2011, the disposal transaction has not been completed. Beijing Century College Group is currently classified as held for sale on the balance sheet. 21st School remains included as held for use since the Company will have significant continuing involvement in 2lst School following the planned disposal. Please refer to Note 24 (b) for details.

b. Nature of operations

The Group is a national provider of educational and career enhancement services in the People’s Republic of China (“PRC”). The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group is also pursuing opportunities to provide similar services to those outlined above outside of the PRC.

c. Major subsidiaries and VIEs

As of December 31, 2011, the Company’s major subsidiaries and VIEs include the following entities:

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries

Beijing Ambow Online Software Co., Ltd. (“Ambow Online”)	August 24, 2000	PRC	Investment holding

Ambow Education Co., Ltd. (Cayman)	January 25, 2005	Cayman Islands	Investment holding

Ambow Education Ltd. (Cayman)	June 6, 2007	Cayman Islands	Investment holding

Ambow Education (Hong Kong) Ltd.	December 17, 2007	Hong Kong	Investment holding

Beijing Ambow Chuangying Education and Technology Co., Ltd.	January 18, 2008	PRC	Investment holding

Wenjian Gongying Venture Investment Enterprise	July 20, 2009	PRC	Investment holding

Variable interest entities (“VIEs”)

Beijing Normal University Ambow Education Technology Co., Ltd.( “Ambow Shida”)	July 30, 2004	PRC	Investment holding

Shanghai Ambow Education Information Consulting Co., Ltd. (“Ambow Shanghai”)	May 16, 2006	PRC	Investment holding

Ambow Sihua Education and Technology Co., Ltd. (“Ambow Sihua”)	April 17, 2007	PRC	Investment holding

Suzhou Wenjian Venture Investment Management Consulting Co., Ltd. (“Suzhou Wenjian”)	February 25, 2009	PRC	Investment holding

Subsidiaries of VIEs

Changsha Study School (“Changsha Tutoring”)	June 1, 1984	PRC	Tutoring

Tianjin Peace School (“Tianjin Tutoring”)	March 5, 1986	PRC	Tutoring

Beijing Intelligent Training School (“Beijing YZ Tutoring”)	December 30, 1994	PRC	Tutoring

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	K-12 School

21st School	February 20, 1993	PRC	K-12 School

Jilin Clever Training School (“Jilin Tutoring”)	May 8, 2000	PRC	Tutoring

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	K-12 School

Applied Technology College of Soochow University (“Applied Technology College”)	April 29, 2006	PRC	College

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	K-12 School

Beijing Jinghan Yingcai Education and Technology Co., Ltd. (“Beijing JY Tutoring”)	January 21, 2009	PRC	Tutoring

Guangzhou ZhiShan Education Technology Co., Ltd. (“Guangzhou ZS Career Enhancement”)	January 1, 2011	PRC	Career Enhancement

Hebei Yuanlong Corporate Management Co., Ltd. (“Hebei YL Career Enhancement”)	January 13, 2011	PRC	Career Enhancement

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	Career Enhancement

Beijing Jinghan Taihe Education Technology Co., Ltd. (“Beijing JT Tutoring”)	Jul 12, 2011	PRC	Tutoring

The names of certain schools or companies referred to above represent management’s best effort in translating the Chinese names of these entities as no English names for these entities have been registered.

d. VIE arrangements

PRC regulations restrict foreign owned companies from directly investing in certain businesses providing educational services in China. In order to comply with these regulations the Company, through its PRC subsidiaries, has entered into exclusive technical consulting and service agreements (the “Service Agreements”) with a number of VIEs in China which are able to provide such educational services.

The shareholders of the VIEs, through share pledge agreements, have pledged all of their rights and interests in the VIEs, including voting rights and dividend rights, to the Company or its subsidiaries as collateral for their obligation to perform in accordance with the Service Agreements. Further, the shareholders of the VIEs, through exclusive call option agreements, granted to the Company or its subsidiaries an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in the VIEs for an amount equal to the original cost of their investment should the purchase become permissible under the relevant PRC law.

Through the contractual agreements described above, the following companies: Ambow Shida, Ambow Shanghai, Ambow Sihua and Suzhou Wenjian are considered to be VIEs in accordance with US GAAP for the following reasons:

• Shareholders of the VIEs lack the right to receive any expected residual returns from the VIEs;

• Shareholders of VIEs lack the ability to make decisions about the activities of the VIEs that have a significant effect on their operation; and

• Substantially all of the VIEs’ businesses are conducted on behalf of the Company or its subsidiaries.

The Company, either directly or through its subsidiaries, is the primary beneficiary of the VIEs because it holds all the variable interests in the VIEs. As a result, the accounts and operations of the VIEs and their subsidiaries are included in the accompanying consolidated financial statements.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting guidance for VIE. The amendment effectively replaces a quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financing interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a VIE that mostly significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with VIEs and about any significant changes in risk exposure as a result of that involvement.

The Group adopted the new guidance on January 1, 2010, and the disclosure guidance was retrospectively applied for all periods presented in the financial statements.

As discussed above, the Company had consolidated the VIEs under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of those entities. Because the Company, through its wholly owned subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly impact the entity’s economic performance and (2) the right to receive benefits from the VIE, it continues to consolidate the VIE upon the adoption of the new guidance.

Risk in relation to the VIE structure

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group’s VIE contractual arrangements. If the Group’s ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violation, including (i) revoking the business and operating licenses of the Company’s PRC subsidiaries and VIEs; (ii) discontinuing or restricting the operations of any related-party transactions among the Company’s PRC subsidiaries and VIEs; (iii) imposing fines or other requirements with which the Group or the Company’s PRC subsidiaries and VIEs may not be able to comply; (iv) revoking the preferential tax treatment enjoyed by the Company’s PRC subsidiaries and VIEs; (v) requiring the Group or the Company’s PRC subsidiaries and VIEs to restructure the ownership structure or operations; or (vi) restricting or prohibiting the Group’s use of its IPO proceeds to finance its business and operations in China. If any of the above penalties is imposed on the Group, the Group’s business operations and expansion, financial condition and results of operations will be materially and adversely affected.

The Company’s operations depend on the VIEs and their respective shareholders to honor their contractual agreements with the Company. All of these agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. The management believes that the VIE agreements are in compliance with PRC law and are legally enforceable.

However, the interpretation and implementation of the laws and regulations in the PRC and their application to the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

The following combined financial information of the Group’s VIEs and, as applicable, a subsidiary of one of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	(in thousands)
	2009	2010	2011
Total assets	3,438,272	4,032,772	4,421,661

Total liabilities	(2,277,049)	(2,890,190)	(2,959,371)

	For the Year ended December 31,
	(in thousands)
	2009	2010	2011
Net revenue	397,024	956,954	1,192,633

Net loss	(19,287)	(14,311)	(102,892)

	For the Year ended December 31,
	(in thousands)
	2009	2010	2011
Net cash provided by operating activities	257,368	265,497	285,147

Net cash provided by (used in) investing activities	67,738	(2,218)	(142, 685)

Net cash provided by financing activities	(146,500)	(21,030)	(68,900)

Cash of discontinued operation classified as held for sale	—	—	(139,099)

During 2011, five subsidiaries of VIEs were disposed of (the 4 Disposed Businesses) and the results are included in discontinued operations. For further details, see Note 24 (a) and (c). Two subsidiaries of VIEs were classified as assets held for sale (Beijing Century College Group) and included in discontinued operations. For further details, see Note 24 (b).

Currently there are no contractual arrangements that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC educational and career enhancement services through the VIEs and its subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

As disclosed in Note 24 (b), the Company is in the process of disposing of  21st School, a subsidiary of a VIE, but will retain a continuing involvement in the operations of the school, and so it continues to be included as a continuing operation.